Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Common Stocks – 97.6%
Auto Components – 1.9%
Aptive PLC*	14,973	$1,139,295
Banks – 1.0%
HDFC Bank Ltd (ADR)	16,366	598,014
Biotechnology – 3.2%
Argenx SE (ADR)*	1,584	1,332,065
Vertex Pharmaceuticals Inc*	1,265	573,500
		1,905,565
Building Products – 3.6%
Advanced Drainage Systems Inc	4,973	720,240
Cie de Saint-Gobain	13,868	1,407,665
		2,127,905
Capital Markets – 3.3%
Intercontinental Exchange Inc	6,897	1,117,038
S&P Global Inc	1,576	823,602
		1,940,640
Commercial Services & Supplies – 0.9%
Tetra Tech Inc	16,300	546,702
Construction & Engineering – 3.1%
APi Group Corp*	26,552	1,015,879
Stantec Inc	8,347	787,747
		1,803,626
Diversified Financial Services – 2.5%
Mastercard Inc - Class A	2,545	1,452,890
Walker & Dunlop Inc	803	48,300
		1,501,190
Electrical Equipment – 9.3%
Contemporary Amperex Technology Co Ltd	9,300	602,768
Hubbell Inc	2,106	935,296
Legrand SA	5,105	758,570
NEXTracker Inc - Class A*	3,246	282,759
Prysmian SpA	12,124	1,208,806
Schneider Electric SE	6,196	1,698,191
		5,486,390
Electronic Equipment, Instruments & Components – 6.4%
Keyence Corp	1,400	507,292
Keysight Technologies Inc*	6,922	1,406,481
TE Connectivity PLC	8,069	1,835,778
		3,749,551
Entertainment – 3.9%
Nintendo Co Ltd	7,900	533,708
Spotify Technology SA*	3,039	1,764,778
		2,298,486
Health Care Providers & Services – 3.7%
McKesson Corp	2,622	2,150,800
Independent Power and Renewable Electricity Producers – 1.1%
Boralex Inc - Class A	36,158	667,358
Insurance – 11.4%
AIA Group Ltd	193,400	1,986,558
Arthur J Gallagher & Co	6,759	1,749,162
Intact Financial Corp	5,616	1,169,236
Marsh & McLennan Cos Inc	2,813	521,868
Progressive Corp/The	5,613	1,278,192
		6,705,016
Machinery – 3.9%
Knorr-Bremse AG	5,716	639,152
Wabtec Corp	2,725	581,651
Xylem Inc/NY	7,877	1,072,690
		2,293,493
Pharmaceuticals – 2.3%
Eli Lilly & Co	1,251	1,344,425
Professional Services – 4.1%
Experian PLC	28,081	1,269,777
Jacobs Solutions Inc	4,182	553,948
Wolters Kluwer NV	5,752	597,160
		2,420,885

	Shares	Value
Common Stocks – (continued)
Road & Rail – 2.1%
Uber Technologies Inc*	14,882	$1,216,008
Semiconductor & Semiconductor Equipment – 17.8%
ASML Holding NV	536	572,891
Disco Corp	2,800	863,604
Infineon Technologies AG	15,505	686,951
KLA Corp	759	922,246
Micron Technology Inc	3,343	954,126
NVIDIA Corp	22,225	4,144,962
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	7,684	2,335,091
		10,479,871
Software – 9.9%
Autodesk Inc*	1,925	569,819
Cadence Design Systems Inc*	1,745	545,452
Fair Isaac Corp*	171	289,096
Microsoft Corp	7,917	3,828,820
SAP SE	2,385	583,509
		5,816,696
Specialty Retail – 1.1%
Home Depot Inc	1,903	654,822
Trading Companies & Distributors – 1.1%
Core & Main Inc - Class A*	12,578	653,679
Total Common Stocks (cost $45,998,572)		57,500,417
Investment Companies – 2.5%
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $1,485,650)	1,485,292	1,485,737
Total Investments (total cost $47,484,222) – 100.1%		58,986,154
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(80,844)
Net Assets – 100%		$58,905,310

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$34,579,485	58.6%
France	3,864,426	6.6
Canada	2,624,341	4.4
Taiwan	2,335,091	4.0
Hong Kong	1,986,558	3.4
Germany	1,909,612	3.2
Japan	1,904,604	3.2
Ireland	1,835,778	3.1
Sweden	1,764,778	3.0
Belgium	1,332,065	2.3
United Kingdom	1,269,777	2.2
Italy	1,208,806	2.0
Netherlands	1,170,051	2.0
China	602,768	1.0
India	598,014	1.0
Total	$58,986,154	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$833,846	$6,183,554	$(5,531,807)	$57	$87	$1,485,737	1,485,292	$13,050

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Building Products	$720,240	$1,407,665	$-
Construction & Engineering	1,015,879	787,747	-
Electrical Equipment	1,218,055	4,268,335	-
Electronic Equipment, Instruments & Components	3,242,259	507,292	-
Entertainment	1,764,778	533,708	-
Independent Power and Renewable Electricity Producers	-	667,358	-
Insurance	3,549,222	3,155,794	-
Machinery	1,654,341	639,152	-
Professional Services	553,948	1,866,937	-
Semiconductor & Semiconductor Equipment	8,356,425	2,123,446	-
Software	5,233,187	583,509	-
All Other	13,651,140	-	-
Investment Companies	-	1,485,737	-
Total Assets	$40,959,474	$18,026,680	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70234 02-26